LONG-TERM INVESTMENT - Equity method investment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
LONG-TERM INVESTMENT
Cost of equity method investment	$ 3,482,767	$ 4,038,588
Share of results of associates	(330,981)	(204,648)
Loss on disposal of Long term investment		(101,354)
Profit from equity method investment		160,032
Dividend Distribution received		(57,083)
Investment disposed		(470,931)
Exchange rate difference	1,920	(4,818)
Total long-term investment	$ 3,153,706	$ 3,359,786